Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares authorized	1,000,000,000	1,000,000,000
Share repurchase	$ 20,000
Treasury shares acquired	832
Accumulated legal and special reserve	$ 159,580	$ 154,743
Holding	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Cash dividend	$ 50,670
Cash dividend, per shares	$ 0.145
ADR
Statement [line items]
Treasury shares acquired	122,972
Shares acquired	$ 6.77
Issued capital
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares outstanding	349,826,828	349,448,102
Number of shares issued	356,699,482	356,699,482
Treasury shares
Statement [line items]
Treasury shares acquired	$ 832
Treasury shares acquired	246,000
Number of shares outstanding	(6,872,000)	(7,251,380)	(7,866,000)	(8,102,000)